Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Auditor's Remuneration

	$ million
	2022	2021	2020
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	45	39	36
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	18	17
Total audit fees	63	57	53
Audit-related fees	3	3	3
Fees in respect of other non-audit services	3	3	2
Total	69	63	58